CONVERTIBLE DEBENTURES FINANCING (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of reconciles of fair value of debentures to carrying amount

	Liability Component	Equity Component	Total
Balance, December 31, 2022	$489,589	$33,706	$523,295
Interest accrued	30,000	—	30,000
Balance, December 31, 2023	519,589	33,706	553,295
Interest accrued	15,000	—	15,000
Balance, June 30, 2024	$534,589	$33,706	$568,295